Business Combination (Details)						12 Months Ended
	Mar. 04, 2022 USD ($) $ / shares shares	Nov. 12, 2021 USD ($) $ / shares shares	Nov. 12, 2021 CNY (¥) shares	Feb. 02, 2021 USD ($)	Feb. 02, 2021 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2022 CNY (¥)	Mar. 31, 2021 CNY (¥)
Business Combination (Details) [Line Items]
Total cash consideration	$ 12,000,000	$ 7,500,000	¥ 48,000,000	$ 75,044	¥ 510,000
Equity interest	100.00%
Cash paid							$ 9,100,000		¥ 60,000,000
Over paid						$ 1,900,000		¥ 12,000,000
Exchange gain						300,000
Acquisition of Daji [Member]
Business Combination (Details) [Line Items]
Percentage of equity interest				51.00%	51.00%
Class A Ordinary Shares [Member]
Business Combination (Details) [Line Items]
Equity interest		70.00%	70.00%
Ordinary shares (in Shares) | shares	10,000,000	4,200,000	4,200,000
Ordinary per share (in Dollars per share) | $ / shares	$ 0.365	$ 0.8896
Shennong [Member]
Business Combination (Details) [Line Items]
Comprehensive income/(loss						4,444,960	354,722
Hekangyuan [Member]
Business Combination (Details) [Line Items]
Comprehensive income/(loss						$ 917,787	$ 38,178
Shennong [Member]
Business Combination (Details) [Line Items]
Total cash consideration | ¥			¥ 72
Acquisition of Hekangyuan [Member]
Business Combination (Details) [Line Items]
Total cash consideration	$ 8,000,000